Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2015
Loss Contingencies [Line Items]
Claims pertaining to damages to nonregistration of shares		$ 450,000
Loss pertaining to Mr. Milton Wilpon for Litigation settlement	929,000
Contingent Liabilities related to audit fees in percentage	10.00%
Subsequent Event [Member]
Loss Contingencies [Line Items]
Damage related to PDR's actions			$ 900,000